BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 1,094,384	$ 751,572
Prepaid expenses	177,083	234,215
Total Current Assets	1,271,467	985,787
Prepaid expenses		177,083
Cash and marketable securities held in Trust Account	16,182,549	175,952,082
TOTAL ASSETS	17,454,016	177,114,952
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT
Current liabilities - Accrued expenses	830,785	191,193
Income taxes payable	588,493
Mandatorily redeemable common stock liability	716,610
Total Current Liabilities	2,135,888	191,193
Warrant liabilities	2,523,750	8,580,750
Deferred underwriting fee payable	9,075,000	9,075,000
Total liabilities	13,734,638	17,846,943
COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption; $0.0001 par value; 100,000,000 shares authorized; at December 31, 2022 and 2021, 1,502,203 and 17,250,000 shares at $10.24 and $10.20 per share redemption value, respectively	15,381,820	175,950,000
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(11,662,873)	(16,682,422)
Total Stockholders' Deficit	(11,662,442)	(16,681,991)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	17,454,016	177,114,952
Class A common stock subject to possible redemption
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption; $0.0001 par value; 100,000,000 shares authorized; at December 31, 2022 and 2021, 1,502,203 and 17,250,000 shares at $10.24 and $10.20 per share redemption value, respectively	15,381,820	175,950,000
Class B common stock
STOCKHOLDERS' DEFICIT
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 4,312,500 shares issued and outstanding	$ 431	$ 431